Financial Instruments And Risk Management (Unrealized Risk Management Position) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments And Risk Management [Abstract]
Risk Management, Current asset	$ 56	$ 479
Risk Management, Long-term asset	204	111
Risk Management, Total asset	260	590
Risk Management, Current liability	25	5
Risk Management, Long-term liability	5	10
Risk Management, Total liability	30	15
Net Risk Management Asset	$ 230	$ 575